LONG-TERM OPERATING COMMITMENTS - Social and Environmental Commitments (Details) - Eletronuclear R$ in Thousands	Dec. 31, 2018 BRL (R$)
2020
Social and environmental Commitments
Total	R$ 46,299
2021
Social and environmental Commitments
Total	64,384
2022
Social and environmental Commitments
Total	60,169
2023
Social and environmental Commitments
Total	57,007
2024
Social and environmental Commitments
Total	57,007
After 2024
Social and environmental Commitments
Total	R$ 56,065